Related Party Transaction	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
16.	Related Party Transaction

The Company had the following related party transaction during the year:

	2016	2015
Nature	HK$	HK$

Rental income from related company	2,190	-

The key management person in the related company has a controlling interest in the Company. The rental income was priced with reference to the related agreements entered into.